Premises and Equipment and Lease Commitments - Future Minimum Lease Payments Under Noncancellable Operating Leases (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Future minimum lease payments under noncancellable operating leases
2016	$ 2,275
2017	2,242
2018	2,035
2019	1,956
2020	1,878
Thereafter	11,187
Total	$ 21,573